Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

November 22, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Mr. Edward P. Bartz

Re:	CPG Carlyle Commitments Fund, LLC (File No. 811-22763)

Dear Mr. Bartz:

On behalf of CPG Carlyle Commitments Fund, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission is Amendment No. 7 ("Amendment No. 7") to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended.

Amendment No. 7 is being filed in order to incorporate into a single, integrated document the Fund's Confidential Memorandum dated May 2016 (the "Memorandum") and the supplements thereto dated September 2016 and March 2017, and to update financial and certain other information and disclosure set forth in the Memorandum. Specifically, the Memorandum has been revised to:

•	add disclosure regarding investing in private debt funds, business development companies, collateralized loan obligations and senior loan funds;

•	update the fee table and performance exhibit;

•	update disclosure regarding The Carlyle Group L.P., Central Park Advisers, LLC (the "Adviser") and the Fund's Board of Directors;

•	update disclosure regarding the Adviser's diligence process;

•	update ERISA and tax disclosure; and

•	add offshore investor legends.

Should you have any questions or comments, please feel free to contact me at 212.969.3359 (bgreen@proskauer.com) or Lisa P. Goldstein of this office at 212.969.3381 (lgoldstein@proskauer.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:	Stuart H. Coleman
Lisa P. Goldstein

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